CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Time charter revenues	$ 74,337	$ 68,835	$ 26,992
Prepaid charter revenue amortization	(20,322)	(12,204)	0
Time charter revenues, net	54,015	56,631	26,992
EXPENSES:
Voyage expenses	705	1,404	731
Vessel operating expenses	30,870	28,969	11,134
Depreciation	11,070	12,476	5,937
Management fees	305	1,551	650
General and administrative expenses	5,059	3,468	3,442
Impairment losses	42,323	0	0
Loss on vessels' sale	16,481	0	0
Foreign currency losses / (gains)	66	(194)	18
Operating income / (loss)	(52,864)	8,957	5,080
OTHER INCOME / (EXPENSES):
Interest and finance costs	(4,554)	(3,066)	(1,604)
Interest income	72	78	154
Total other expenses, net	(4,482)	(2,988)	(1,450)
Net income / (loss)	$ (57,346)	$ 5,969	$ 3,630
Earnings / (loss) per common share, basic and diluted	$ (1.73)	$ 0.22	$ 0.23
Weighted average number of common shares, basic	33,159,328	26,934,533	15,536,028
Weighted average number of common shares, diluted	33,159,328	26,934,533	15,543,916